Document and Entity Information	May 01, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	NAVIENT CORP
Amendment Flag	false
Entity Central Index Key	0001593538
Document Type	8-K
Document Period End Date	May 01, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-36228
Entity Tax Identification Number	46-4054283
Entity Address, Address Line One	123 Justison Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	283-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6% Senior Notes due December 15, 2043
Trading Symbol	JSM
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ